Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Critical Accounting Judgements, Estimates and Assumptions
NOTE 3. CRITICAL ACCOUNTING JUDGEMENTS, ESTIMATES AND ASSUMPTIONS
Estimates and judgments are continually evaluated and are based on historical experience and other factors, including
expectations of future events that may have a financial impact on the entity and that are believed to be reasonable under the circumstances.
The Group makes estimates and assumptions concerning the future. The resulting accounting estimates will, by definition, seldom equal the related actual results. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are discussed below.
(a) Grant income
Grant income is based on judgements of management when determining the amount of grant income to recognize based on an assessment of qualifying expenditure and relevant rules and regulations in each tax jurisdiction.
(b) Development expenditure
The consolidated entity has expensed all internal development expenditure incurred during the fiscal year as the costs relate to the initial expenditure for development of biopharmaceutical products and the generation of future economic benefits is not considered probable given the current stage of development. It was considered appropriate to expense the development costs as they did not meet the criteria to be capitalized under AASB
138 (IAS 38) Intangible Assets.
(c) Liquidity
The Group has experienced significant recurring operating losses and negative cash flows from operating activities since its inception. As at June 30, 2025, the Group holds cash and cash equivalents of $67,408,215 (2024: $161,790,147). As at 30 June 2025, the Group also holds bank term deposits totaling $62,284,779 (2024:$20,086,308), which have been recogni
z
ed as short-term investments (as opposed to “cash and cash equivalents”) due to having maturities of more than 3 months and less than 12 months.
In line with the Company’s financial risk management, the directors have carefully assessed the financial and operating implications of the above matters, including the expected cash outflows of ongoing research and development activities of the Group over the next 12 months.

Based on this consideration, the directors are of the view that the Group will be able to pay its debts as and when they fall due for at least 12 months following the date of these financial statements and that it is appropriate for the financial statements to be prepared on a going concern basis.
Monitoring and addressing the ongoing cash requirements of the Group is a key focus of the directors.
This involves consideration of future funding initiatives such as potential business development opportunities, for example an out-licensing transaction, capital raising initiatives, and the control of variable spending on research and development activities of the Group.
(d) Assessment on the carrying value of intellectual property
Costs incurred in acquiring intellectual property are capitalized and amortized on a straight-line basis over a period not exceeding the life of the patents. Where a patent has not been formally granted, the company estimates the life of the granted patent in accordance with the provisional application. Costs include only those costs directly attributable to the acquisition of the intellectual property.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount. Intellectual property represents the largest asset of the Group as at June 30, 2025 and the most significant asset given the current research and development phase of operations. Accordingly, as commercial production has not yet commenced there is some judgment required in assessing the continued viability on the use of the intellectual property. Refer to note 1(g).
(e) Investment in subsidiaries
Investments in subsidiaries held by Immutep Limited are accounted for at cost in the separate financial statements of the parent entity.
Given the current phase of operations, management has recognized these assets to the extent of the value of tangible assets and liabilities consisting of the following adjusting for any impairment loss:

•	Cash held with bank

•	Intellectual property

•	Accounts receivables and payables with external parties
(f) Fair value estimates of convertible note
Fair value estimation of convertible note is included in the notes 1(l) and notes 17 of the financial statements.